Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WELLINGTON FUND
Prospectus Date	rr_ProspectusDate	Mar. 27, 2020
ETF | Vanguard US Liquidity Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vanguard U.S. Liquidity Factor ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation by investing in stocks with lower measures of trading liquidity as determined by the advisor.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in U.S. common stocks with the potential to generate higher returns relative to the broad U.S. equity market by investing in stocks with lower measures of trading liquidity as determined by the advisor. The portfolio will include a diverse mix of companies representing many different market sectors and industry groups. The advisor uses a quantitative model to evaluate all of the securities in an investment universe comprised of U.S. large-, mid-, and small-capitalization stocks and to construct a U.S. equity portfolio that seeks to achieve exposure to securities with lower measures of trading liquidity subject to a rules-based screen designed to promote diversification and to mitigate exposure to certain less liquid stocks. Securities with lower measures of trading liquidity may be identified by daily trading volume and the impact such trading has on the security's price. Under normal circumstances, at least 80% of the Fund's assets will be invested in securities issued by U.S. companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or long periods of time. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:

  Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
  Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.
  Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from U.S. stock markets. Specific types of stocks tend to go through cycles of doing better or worse than other segments of the U.S. stock market. These periods have, in the past, lasted for as long as several years.
  Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial services sector subjects the Fund to proportionately higher exposure to the risks of this sector.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

  The Fund's ETF Shares are listed for trading on Cboe BZX Exchange, Inc., and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. The existence of market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for the ETF Shares (including through a trading halt), as well as other factors, may result in the ETF Shares trading above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund's holdings. During such periods, you may pay more or receive less than NAV when you sell those shares.
  Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from Cboe BZX Exchange, Inc., without first being listed on another exchange or (2) Cboe BZX Exchange, Inc., officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund (based on NAV) in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund (based on NAV) in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard U.S. Liquidity Factor ETF
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	14.69%	March 31, 2019
Lowest	0.10%	September 30, 2019

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

ETF | Vanguard US Liquidity Factor ETF | ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%	[1]
1 Year	rr_ExpenseExampleYear01	$ 14
3 Years	rr_ExpenseExampleYear03	45
5 Years	rr_ExpenseExampleYear05	79
10 Years	rr_ExpenseExampleYear10	$ 179
2019	rr_AnnualReturn2019	29.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.10%
Transaction Fee on Purchases and Sales	wellington_TransactionFeeOnPurchasesandSales	none	[2]
Transaction Fee on Reinvested Dividends	wellington_TransactionFeeOnReinvestedDividends	none	[2]
ETF | Vanguard US Liquidity Factor ETF | Based on NAV | ETF Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.76%
Since Inception	rr_AverageAnnualReturnSinceInception	11.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2018
ETF | Vanguard US Liquidity Factor ETF | Based on NAV Return After Taxes on Distributions | ETF Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.25%
Since Inception	rr_AverageAnnualReturnSinceInception	10.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2018
ETF | Vanguard US Liquidity Factor ETF | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares | ETF Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.86%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2018
ETF | Vanguard US Liquidity Factor ETF | Based on Market Price | ETF Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.79%
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2018
ETF | Vanguard US Liquidity Factor ETF | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.02%
Since Inception	rr_AverageAnnualReturnSinceInception	12.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2018

[1]	The Fund's custodian has contractually agreed to waive a portion of its custody fee based on an offset arrangement. The Fund's Total Annual Fund Operating Expenses after the custody fee offset was 0.13%.
[2]	None through Vanguard (Broker fees vary)